Segment information - Simplified statement of cash flows on telecommunication and banking activities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Interests paid on lease liabilities	€ (247)	€ (141)	€ (120)
Interests paid on financed asset liabilities	(14)	(3)	(1)
Significant litigations paid and received	(23)	(20)	(306)
Repayments of debts relating to financed assets	(117)	(97)	(80)
Capital increase (decrease) - non-controlling interests	2		5
Orange Bank [member]
Disclosure of operating segments [line items]
Capital increase (decrease) - non-controlling interests	200	150	300
Operating segments [member]
Disclosure of operating segments [line items]
Significant litigations paid and received	(23)	(20)	(306)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Telecommunication licenses paid	521	€ 981	717
Capital increase (decrease) - non-controlling interests	€ 2		€ 1